Cash - Disclosure of detailed information about cash position (Details) $ in Thousands, $ in Thousands	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Disclosure Of Information For Cash [Line Items]
Cash	$ 67,721		$ 90,548		$ 115,698
Cash held in Canadian dollars [Member]
Disclosure Of Information For Cash [Line Items]
Cash	42,163		24,192
Cash held in U.S. dollars [Member]
Disclosure Of Information For Cash [Line Items]
Cash	$ 25,558	$ 19,323	$ 66,356	$ 48,993